Areas of Judgment and Estimation Uncertainty - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Costs of suspending operations and remobilization of project		$ 434
Suspended capitalized costs		103
Remaining portion		49
COVID-19 costs (Note 4(c))	$ 0	282
Other income (expense)
Disclosure of initial application of standards or interpretations [line items]
COVID-19 costs (Note 4(c))		282
Cost of sales
Disclosure of initial application of standards or interpretations [line items]
Costs of suspending operations and remobilization of project		41
Social responsibility and donations
Disclosure of initial application of standards or interpretations [line items]
Costs of suspending operations and remobilization of project		$ 8